Note 20 - Income Tax - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax expense using a combined statutory rate of 26.5% (2023 - 26.5%) 1	$ 82,445	$ 56,386
Loss on disposal of operations	133	361
Permanent differences	5,172	5,515
Tax effect of flow through entities	(11,631)	(12,264)
Adjustments to tax liabilities for prior periods	(262)	(407)
Changes in liability for unrecognized tax benefits	(1,842)	(1,980)
Stock-based compensation	833	1,730
Foreign, state, and provincial tax rate differential	(149)	1,266
Change in valuation allowance	4,678	3,349
Acquisition-related items	(10,402)	8,864
Withholding taxes and other	5,202	5,266
Income tax expense	$ 74,177	$ 68,086